Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	$ 4,106,806	$ 2,492,309
Intangible assets	4,054	4,907
Stock-Based Compensation	50,768	176,387
Foreign Tax Credit		30,000
Valuation allowance	(4,161,628)	(2,703,603)
Balance, end of year